Post-retirement defined benefit schemes (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Defined benefit pension schemes:
Fair value of scheme assets	£ 43,200		£ 44,893
Present value of funded obligations	(41,739)		(44,384)
Net pension scheme asset	1,461		509
Other post-retirement schemes	(142)		(144)
Net retirement benefit asset	1,319		365
Recognised on the balance sheet as:
Retirement benefit assets	1,584	£ 723	723	£ 723
Retirement benefit obligations	(265)		(358)
Net retirement benefit asset	£ 1,319		£ 365